UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:  028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas E. Schaller
Title:    President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

   /s/ Douglas E. Schaller          Winston-Salem, NC          May 14, 2013
   -----------------------          -----------------          ------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $   127,980
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                           March 31, 2013


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751y106     3968    48005 SH       Sole                    48005
American Int'l Group           COM              026874784    16676   429570 SH       Sole                   429570
Bank of America                COM              060505104     4888   401338 SH       Sole                   401338
Benchmark Bankshares           COM              08160e207      820    41602 SH       Sole                    41602
Berkley WR                     COM              084423102    14877   335300 SH       Sole                   335300
Berkshire Hthwy CL B           COM              084670207    10175    97646 SH       Sole                    97646
Everbank Financial             COM              29977g102     1155    75000 SH       Sole                    75000
Goldman Sachs Group            COM              38141g104     1340     9109 SH       Sole                     9109
Google                         COM              38259p508    11289    14215 SH       Sole                    14215
High Point Bank                COM              429706104      756     7963 SH       Sole                     7963
Homefed                        COM              43739d307      466    14927 SH       Sole                    14927
Howard Hughes                  COM              44267d107     5967    71200 SH       Sole                    71200
Imperial Metals                COM              452892102     2206   150000 SH       Sole                   150000
Intl Business Machines         COM                            1114     5225 SH       Sole                     5225
JC Penney                      COM              708160106     2838   187815 SH       Sole                   187815
Johnson & Johnson              COM              478160104     2748    33700 SH       Sole                    33700
Leucadia National              COM              527288104      497    18101 SH       Sole                    18101
McDonald's                     COM              580135101     2672    26800 SH       Sole                    26800
Metro Bancorp                  COM              59161r101     1386    83800 SH       Sole                    83800
Microsoft                      COM              594918104    10938   382380 SH       Sole                   382380
Republic First Bancorp         COM              760416107     7092  2560394 SH       Sole                  2560394
SEARS HOLDINGS CORP            COM              812350106     1749    35000 SH       Sole                    35000
Solta Medical                  COM              83438k103      462   210000 SH       Sole                   210000
Target                         COM              87612e106     1544    22550 SH       Sole                    22550
VALEANT PHARMACEUTICALS INTERN COM              91911k102     3751    50000 SH       Sole                    50000
VistaPrint                     COM              n93540107     6159   159300 SH       Sole                   159300
Wells Fargo                    COM              949746101     6367   172125 SH       Sole                   172125
CALL CHK    01/18/14    15 CHE                                 476      800 SH       Sole                      800
CALL CHK    01/18/14    18 CHE                                 380     1000 SH       Sole                     1000
CALL CHK    01/18/14    20 CHE                                 324     1200 SH       Sole                     1200
Wts Bnk of America Cl A                         060505146     1700   298200 SH       Sole                   298200
WTS WELLS FARGO & CO NEW                        949746119     1200   100000 SH       Sole                   100000